COMMITMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
COMMITMENTS
Rental expenses under operating leases from continuing operations	$ 34,941	$ 34,094	$ 16,493
Rental expenses under operating leases from discontinuing operations	2,299	1,615	881
Future minimum lease payments under operating leases
2014	25,763
2015	14,000
2016	791
Total	40,554
Capital commitments
Capital commitments for purchase of office property and equipment	$ 2,340